Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss		$ (5,711,222)	[1]	$ (56,006,439)	[2]	$ (4,489,198)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		532,466		1,308,784	[3]	293,837
Depreciation and amortization	[4],[5]	3,271,051		2,350,640	[3]	1,574,913
Deferred income taxes		(755,973)		(1,284,166)	[3]	105,650
(Gain) loss on foreign exchange transactions		375,407		619,267	[3]	166,174
Provision for doubtful accounts		2,821,611		(1,509,486)	[3]	(39,108)
Impairment loss		15,371,643		28,246,010	[3]
Gain on lease modification		(308,763)			[2]		[2]
Revaluation adjustment on contingent liabilities		(32,774,594)		13,838,197	[3]
Interest expense on convertible debt obligation		1,701,964			[3]
Interest expense on lease liabilities		787,341		491,336	[3]	131,291
Other interest paid – loans		1,250,312		847,520	[3]	103,357
Amortization of debt discount					[3]	140,837
Interest income		(45,104)		(26,380)	[3]	74,081
Changes in operating assets and liabilities
Accounts receivable		2,570,324		1,161,349	[3]	(30,554)
Pledge Deposit		(711,026)			[3]
Other receivable		21,027		(19,138)	[3]	(66,000)
Prepaid expenses and other current assets		62,111		1,489,459	[3]	(1,927,176)
Inventories		120,977		(545,449)	[3]	20,013
Accounts payable		2,706,803		(107,372)	[3]	256,562
Accrued expenses and other current liabilities		55,343		751,442	[3]	254,080
Contract liability		(2,824,190)		996,324	[3]	1,015,200
Current tax provision		(776,080)		220,570	[3]	(257,953)
Income tax payable		(152,117)		(237,759)	[3]
Other non-current asset		1,448			[3]	(217,291)
Total Adjustments		(6,698,020)		48,591,148	[3]	1,597,913
Net cash used in operations		(12,409,242)		(7,415,291)	[3]	(2,891,285)
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest received		45,104		26,380	[3]	(74,081)
Internally developed software		(438,228)		(743,995)	[3]	(804,314)
Acquisitions		(2,299,231)		(8,843,458)	[3]
Purchase of Property, plant and equipment		(131,055)		(222,680)	[3]	(77,797)
Purchase of investment in GU		(20,000)			[3]
Acquisition of intangible assets				(279,356)	[3]
Net cash used in investing activities:		(2,843,410)		(10,063,109)	[3]	(956,192)
CASH FLOWS FROM FINANCING ACTIVITIES:
Other interest paid – loans		(1,250,312)		(847,520)	[3]	(103,357)
Amount due to/from related party, net		1,546,011		(221,842)	[3]	(154,345)
Proceeds from derivative liability, net				(250,000)	[3]
Advance received for share issuances						953,087
Proceeds from IPO, net				17,308,453	[3]
Proceeds from convertible debt, net of issuance costs		8,923,994		4,184,964	[3]
Proceeds from equity issuances				2,701,215	[3]	3,127,442
Issuance from convertible debt				(509,311)	[3]
Repayment of lease liabilities		(775,728)		(957,430)	[3]	(758,522)
Proceeds from Loan		2,000,000		972,593	[3]
Repayment of Loan		(593,950)		(1,285,181)	[3]	(71,967)
Net cash provided by financing activities		9,850,014		21,095,941	[3]	2,992,338
Increase (decrease) in cash and cash equivalents during the year		(5,402,638)		3,617,541	[3]	(855,139)
Foreign exchange impact on cash		296,822		318,090	[3]	366,926
Cash and cash equivalents, beginning of year		5,720,569	[6]	1,784,938	[3]	2,273,151
CASH AND CASH EQUIVALENTS, END OF THE YEAR		$ 614,753		$ 5,720,569	[6]	$ 1,784,938	[3]

[1]	Restatement as per Note 2
[2]	Restatement details in Note 2
[3]	Restatement details in Note 2
[4]	Consists of $0 (2022-$590,228) of Campus segment depreciation and amortization which is included in cost of revenue and $332,498 (2022-$515,197) which is included in operating expenses in the accompanying statements of operations
[5]	Consists of $575,309 (2022-$577,998) of Education segment depreciation and amortization which is included in cost of revenue and $2,363,243 (2022-$667,217) which is included in operating expenses in the accompanying statements of operations
[6]	Restatement details in Note 2